Advances from the Federal Home Loan Bank (Details) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Advances from the Federal Home Loan Bank (Details) [Line Items]
Federal home loan bank, advances, additional borrowing capacity (in Dollars)	$ 74.6
Federal home loan bank, advances, pledged collateral which would enable us to borrow up amount (in Dollars)	4.8
Long-term Line of Credit (in Dollars)	5.0
Residential Mortgage [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Advances from the federal home loan bank (in Dollars)	$ 172.0	$ 86.8
Minimum [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Federal home loan bank, advances, fixed interest rate	0.21%	2.11%
Maximum [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Federal home loan bank, advances, fixed interest rate	2.30%	2.41%
Weighted Average [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Federal home loan bank, advances, fixed interest rate	0.99%	2.39%